Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)		1 Months Ended			6 Months Ended		8 Months Ended	12 Months Ended
	Nov. 24, 2021	Apr. 21, 2022	Nov. 24, 2021	Feb. 23, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2021
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business combination, description				Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50. Each warrant will become exercisable 30 days after the completion of the Business Combination and will expire 5 years after the completion of the Business Combination, or earlier upon redemption or liquidation.	• For each share of Rumble capital stock held by eligible electing Canadian shareholders of Rumble (“Electing Shareholders”), the Electing Shareholder will receive a number of exchangeable shares in an indirect, wholly owned Canadian subsidiary of the Company (the “ExchangeCo Shares”) equal to the quotient obtained by dividing the Price Per Company Share (as defined below) by $10.00 (the “Company Exchange Ratio”), and such Electing Shareholders shall concurrently subscribe for nominal value for a corresponding number of shares of Class C common stock of the Company, par value $0.0001 per share (the “Class C Common Stock”), a new class of voting, non-economic shares of common stock of the Company to be created and issued in connection with the Closing; and• For each share of Rumble capital stock held by all other shareholders of Rumble (“Non-Electing Shareholders”, and
Offering costs					$ 6,600,000
Other cost					$ 500,000
Public per share (in Dollars per share)	$ 145.29		$ 145.29		$ 10
Minimum net worth required for compliance					$ 5,000,001
Redeem price percentage					15.00%
Net of outstanding					$ 3,150,000,000
Aggregate purchase price					1,000,000
Dissolution expenses					$ 100,000			$ 304,627
Trust Account per share (in Dollars per share)					$ 10
Cash in operating account					$ 215,000			25,000
Working capital deficit					3,680,000			2,516,000
Interest income					$ 346,000			23,000
Gross proceeds	$ 25,000,000		$ 25,000,000
Redeem public share Percentage					100.00%
Capital Loan expenses		$ 500,000
Outstanding under sponsor loan					$ 1,750,000			949,000
Working capital loans amount					$ 423,000			$ 0
Asset Held in Trust Account [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Fair market value, percentage					80.00%
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)				30,000,000
Price per share (in Dollars per share)				$ 10
Public per share (in Dollars per share)					$ 10
Forward purchase units (in Shares)					1,500,000
Gross proceeds				$ 300,000,000
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)					700,000
Price per share (in Dollars per share)				$ 10	$ 10
Gross proceeds				$ 300,000,000	$ 7,000,000
Mr. Pavlovski [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Total purchase price					1,100,000
CF ACQUISITION CORP. VI [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per share (in Dollars per share)								$ 10
Business combination, description				Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50. Each warrant will become exercisable 30 days after the completion of the Business Combination and will expire 5 years after the completion of the Business Combination, or earlier upon redemption or liquidation.				• For each share of Rumble capital stock held by eligible electing Canadian shareholders of Rumble (“Electing Shareholders”), the Electing Shareholder will receive a number of exchangeable shares in an indirect, wholly owned Canadian subsidiary of the Company (the “ExchangeCo Shares”) equal to the quotient obtained by dividing the Price Per Company Share (as defined below) by $10.00 (the “Company Exchange Ratio”), and such Electing Shareholders shall concurrently subscribe for nominal value for a corresponding number of shares of Class C common stock of the Company, par value $0.0001 per share (the “Class C Common Stock”), a new class of voting, non-economic shares of common stock of the Company to be created and issued in connection with the Closing; and• For each share of Rumble capital stock held by all other shareholders of Rumble (“Non-Electing Shareholders”, and
Offering costs								$ 6,600,000
Deferred underwriting fees					6,100,000			6,100,000
Other cost								$ 500,000
Fair market value, percentage								80.00%
Public per share (in Dollars per share)								$ 10
Minimum net worth required for compliance								$ 5,000,001
Aggregate price percentage								15.00%
Redeem price percentage								100.00%
Net of outstanding								$ 3,150,000,000
Aggregate purchase price								$ 1,000,000
Par value (in Dollars per share)								$ 0.0001	$ 0.0001
Dissolution expenses								$ 100,000
Trust Account per share (in Dollars per share)								$ 10
Cash in operating account							$ 25,000
Working capital deficit							$ 157,000	$ 2,516,000
Interest income								23,000
Dissolution expenses								$ 100,000
Restatement 1 description								In light of the SEC Staff Statement, the Company reevaluated the accounting treatment of (i) the 7,500,000 Public Warrants (as defined below) that were included in the Units issued by the Company in the Initial Public Offering, (ii) the 175,000 Private Placement Warrants (as defined below) that were issued to the Company’s sponsor in a private placement that closed concurrently with the Initial Public Offering and (iii) the FPS (see Note 2 and Note 9).
Exchange offer percentage								50.00%
Gross proceeds						$ 300,000,000		$ 300,000,000
Outstanding under sponsor loan					1,750,000			949,000
Working capital loans amount					$ 423,000			0
CF ACQUISITION CORP. VI [Member] | Subject To Possible Redemption [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Minimum net worth required for compliance								$ 5,000,001
Per share held in the trust account (in Dollars per share)								$ 10
CF ACQUISITION CORP. VI [Member] | Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)				30,000,000	30,000,000			30,000,000
Price per share (in Dollars per share)				$ 10
Gross proceeds				$ 300,000,000
Public per share (in Dollars per share)					$ 10			$ 10
Forward purchase units (in Shares)								1,500,000
CF ACQUISITION CORP. VI [Member] | Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)								700,000
Price per share (in Dollars per share)				$ 10				$ 10
Gross proceeds								$ 7,000,000
Net proceeds				$ 300,000,000
Public per share (in Dollars per share)								$ 10
CF ACQUISITION CORP. VI [Member] | Mr. Pavlovski [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Total purchase price								$ 1,100,000
Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)					375,000
Class A Common Stock [Member] | CF ACQUISITION CORP. VI [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)								375,000
Public per share (in Dollars per share)								$ 11.5
Par value (in Dollars per share)					$ 0.0001		$ 0.0001	0.0001
Per share held in the trust account (in Dollars per share)					$ 10		$ 10	$ 10
Class A Common Stock [Member] | CF ACQUISITION CORP. VI [Member] | Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)								7,675,000
Common Class C [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Total purchase price					$ 11,000,000
Common Class C [Member] | CF ACQUISITION CORP. VI [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Total purchase price								$ 11,000,000
Trust Account [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Dissolution expenses					$ 100,000
Per share held in the trust account (in Dollars per share)					$ 10
Mr. Pavlovski [Member] | Class D Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Par value (in Dollars per share)					$ 0.001
Business acquisitions voting					85.00%
Mr. Pavlovski [Member] | Class D Common Stock [Member] | CF ACQUISITION CORP. VI [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Par value (in Dollars per share)								$ 0.001
Business acquisitions voting								85.00%
Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Contribution amount					$ 25,000
Loan amount					151,000
Maximum sponsor loan					1,750,000
Outstanding under sponsor loan					2,173,000			$ 949,000
Sponsor [Member] | Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds					$ 15,000,000
Sponsor [Member] | CF ACQUISITION CORP. VI [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Contribution amount								25,000
Loan amount								151,000
Maximum sponsor loan								1,750,000
Outstanding under sponsor loan							$ 0	949,000
Sponsor [Member] | CF ACQUISITION CORP. VI [Member] | Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds								$ 15,000,000
Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Percentage of voting interests acquired					50.00%
Business Combination [Member] | CF ACQUISITION CORP. VI [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Percentage of voting interests acquired								50.00%
Escrow Portion [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business combination, description					“Escrow Portion” means the quotient of (a) 105,000,000 divided by (b) the Arrangement Consideration divided by $10.00. The Forfeiture Escrow Shares will be held in escrow for five years after the Closing (such period, the “Escrow Period”), at which time, if not earned and released to the Rumble Shareholders in accordance with the terms of the Business Combination Agreement, such Forfeiture Escrow Shares will be released to the Company for cancellation. The Forfeiture Escrow Shares will be earned and released by the Rumble Shareholders upon the closing price of the Class A common stock of the Company equaling or exceeding targets of $15.00 and $17.50, respectively (with 50% released at each target, or if the latter target is reached first, 100%) for a period of 20 trading days during any 30 consecutive trading day period during the Escrow Period.
Escrow Portion [Member] | CF ACQUISITION CORP. VI [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business combination, description								“Escrow Portion” means the quotient of (a) 105,000,000 divided by (b) the Arrangement Consideration divided by $10.00. The Forfeiture Escrow Shares will be held in escrow for five years after the Closing (such period, the “Escrow Period”), at which time, if not earned and released to the Rumble Shareholders in accordance with the terms of the Business Combination Agreement, such Forfeiture Escrow Shares will be released to the Company for cancellation. The Forfeiture Escrow Shares will be earned and released by the Rumble Shareholders upon the closing price of the Class A common stock of the Company equaling or exceeding targets of $15.00 and $17.50, respectively (with 50% released at each target, or if the latter target is reached first, 100%) for a period of 20 trading days during any 30 consecutive trading day period during the Escrow Period.
PIPE Investments [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per share (in Dollars per share)					$ 10
Aggregate purchase price					$ 85,000,000
Aggregate PIPE Investments					$ 7,590,000
PIPE Investments [Member] | CF ACQUISITION CORP. VI [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per share (in Dollars per share)								$ 10
Aggregate purchase price								$ 85,000,000
Aggregate PIPE Investments								7,590,000
PIPE Investments [Member] | Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Aggregate purchase shares (in Shares)					8,500,000
PIPE Investments [Member] | Class A Common Stock [Member] | CF ACQUISITION CORP. VI [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Aggregate purchase price								$ 8,500,000